RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Derivatives
Derivative Assets	$ 469	$ 744
Derivative Liabilities	(716)	(521)
Total Derivatives	(247)	223
Total trading activity
Total Derivatives
Derivative Assets	442	686
Derivative Liabilities	(564)	(473)
Total Derivatives	(122)	213
Cash Flow Hedges
Total Derivatives
Derivative Assets	27	12
Derivative Liabilities	(2)	(1)
Total Derivatives	25	11
Net Investment Hedges
Total Derivatives
Derivative Assets	0	10
Derivative Liabilities	(11)	0
Total Derivatives	(11)	10
Fair Value Hedges
Total Derivatives
Derivative Assets	0	36
Derivative Liabilities	(139)	(47)
Total Derivatives	(139)	(11)
Other current assets
Total Derivatives
Derivative Assets	347	589
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	329	570
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	18	9
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	0	10
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities
Total Derivatives
Derivative Assets	305	508
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	287	499
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	18	9
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	42	81
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	42	71
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	0	10
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets
Total Derivatives
Derivative Assets	122	155
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	113	116
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	3
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	36
Other long-term assets | Commodities
Total Derivatives
Derivative Assets	113	89
Other long-term assets | Commodities | Commodities
Total Derivatives
Derivative Assets	104	86
Other long-term assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	3
Other long-term assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	9	30
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	9	30
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets		36
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets		0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets		36
Accounts payable and other
Total Derivatives
Derivative Liabilities	(507)	(415)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(474)	(396)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(11)	0
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(21)	(18)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(292)	(383)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(291)	(382)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(194)	(14)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(183)	(14)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(11)	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(21)	(18)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(21)	(18)
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(209)	(106)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(90)	(77)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	0
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(118)	(29)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(47)	(75)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(46)	(75)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	0
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(44)	(2)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(44)	(2)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(118)	(29)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(118)	(29)
LMCI Restricted Investments
Fair value
Fair value of equity securities	1,070	883
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	218	179	$ (223)
Net realized (losses)/ gains	3	(28)	(28)
Other Restricted Investments
Fair value
Fair value of equity securities	64	50
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	9	13	(7)
Net realized (losses)/ gains	2	0	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	3	8
Maturing within 5-10 years	1,578	1,340
Fair value of securities	2,651	2,231
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	33	35
Maturing within 1-5 years	256	241
Maturing within 5-10 years	0	0
Fair value of securities	$ 353	$ 326